Summary of Significant Accounting Policies (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Beginning of the year	$ 5,738	$ 215	$ 210
Change in fair value	5,872	5,523	5
Conversion to shares	(11,610)	0
End of year	$ 0	$ 5,738	$ 215